Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	€ 5,436	€ 8,484	€ 6,279
Attributable to equity holders of Sanofi	5,400	8,371	6,223
Attributable to non-controlling interests	36	113	56
Other comprehensive income:
Actuarial gains/(losses)	(171)	654	686
Change in fair value of equity instruments included in financial assets and financial liabilities	97	13	165
Tax effects	(3)	(216)	(54)
Items not subsequently reclassifiable to profit or loss	(77)	451	797
Change in fair value of debt instruments included in financial assets	21	(77)	(21)
Change in fair value of cash flow hedges	(1)	7	(6)
Change in currency translation differences	(1,540)	2,278	2,459
Tax effects	(6)	105	78
Items subsequently reclassifiable to profit or loss	(1,526)	2,313	2,510
Other comprehensive income for the period, net of taxes	(1,603)	2,764	3,307
Comprehensive income	3,833	11,248	9,586
Attributable to equity holders of Sanofi	3,810	11,130	9,519
Attributable to non-controlling interests	€ 23	€ 118	€ 67